Investments in Subsidiaries - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations				¥ 5,500,000			¥ 4,900,000	$ 763,400
Contribution by non-controlling interests				83,097	$ 11,583	¥ 20,000	¥ 53,500
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Net cash inflows from disposal of subsidiary				230,900	32,200
Restricted cash in proceeds from disposal of subsidiary				13,400	$ 1,900
Proceed received from disposal of subsidiary				235,900				32,900
Restricted cash received in proceeds from disposal of subsidiary				¥ 18,400				$ 2,600
Yuchai Simlan [Member]
Disclosure of subsidiaries [line items]
Cash consideration			¥ 20,000
Percent of shareholding in subsidiary			67.00%				69.50%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary	71.40%	71.40%		71.40%	71.40%	76.40%
Contribution by non-controlling interests	¥ 82,900	$ 11,600